UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Searock Plus Fund Limited
Address:  c/o Walkers SPV Limited
          Walker House PO Box 908 GT
          Mary Street, George Town
          Grand Cayman, Cayman Islands
          British West Indies


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     David J. Malat
Title:    Chief Financial Officer
Phone:    (212) 324-4904

Signature, Place, and Date of Signing:

David J. Malat
---------------
New York, NY
February 14, 2007

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

   13F File Number     Name

   028-12026           Searock Capital Management, LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.